Investment Strategy - ATAC Rotation Fund	Dec. 22, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve the Fund’s investment objective, Tactical Rotation Management, the Fund’s investment sub-adviser (the “Sub-Adviser”) invests the Fund’s assets primarily in shares of a diversified portfolio of exchange-traded funds (“ETFs”) that track various indices or multiples thereof, sometimes referred to in this Prospectus as “Underlying ETFs.” These indices may track the performance of the equity and/or fixed income markets, in general, or the performance of specific sectors (e.g., a large grouping of companies operating within the market that share similar characteristics) or market segments (e.g., large, medium, or small capitalization domestic and/or foreign companies, including those in emerging markets). The Fund may also invest in ETFs that seek to achieve returns on a daily or monthly basis that are a multiple of the returns of the target index through the utilization of leveraging techniques. The Fund may also invest in exchange-traded notes (“ETNs”). ETNs are debt obligations typically issued by investment banks that are traded on exchanges and whose returns are linked to the performance of market indices.

The Sub-Adviser intends to invest in Underlying ETFs that correspond to one or more asset classes. The Underlying ETFs may hold equity securities (e.g., common and preferred stock) of small, medium and large capitalization domestic or foreign companies, which may include companies located in emerging markets. Underlying ETFs may also hold fixed income securities such as government and corporate bonds issued by a variety of domestic and foreign entities. These fixed income securities may have varying maturities (e.g., short-term, intermediate or long-term) and credit qualities (e.g., high quality, investment grade or below investment grade, also known as “junk bonds”). The Fund, however, reserves the right to invest all of its assets in any one asset class depending upon market conditions. When investing in Underlying ETFs that track multiples of various indices, the Fund limits its investments in such Underlying ETFs to 25% of total assets at the time of purchase. Additionally, the Fund may utilize leverage as part of the portfolio management process through investing in Underlying ETFs that utilize leveraging techniques. The Fund may invest in underlying funds that utilize futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Additionally, the Fund may utilize leverage (i.e., borrow against a line of credit) as part of the portfolio management process.

The Sub-Adviser’s proprietary investment approach is designed to target various segments of the investable landscape by allocating primarily between equities and bonds depending on the potential for near-term stock market volatility as signaled through inter-market trends and relative prices. When indicators suggest equity volatility is likely to fall, stocks tend to outperform bonds, and when indicators suggest equity volatility is likely to rise, bonds tend to outperform stocks. The Sub-Adviser’s approach allocates into equities, or bonds based on these historical observations and attempts to identify specific areas within each asset class which have the near-term potential to outperform. The Sub-Adviser uses quantitative signals that help to identify the ETFs in which to position the Fund’s portfolio. Using ETFs allows for liquid and timely exposure to desired markets and provides the Fund with the ability to reposition holdings in dynamic investing environments. Quantitative signals include relative momentum as measured by price movement, strength of the opportunity set defined as equities and bonds, and the firm’s proprietary combination of historically proven leading indicators of stock market volatility, as discovered through internal research.

The Fund can make aggressive moves into or out of any particular asset class on a short-term basis and, as a result, the Sub-Adviser expects that the Fund will have a high portfolio turnover rate. The Sub-Adviser anticipates that the Fund’s portfolio turnover could exceed 2,000% on an annual basis, depending on market conditions. Because the Fund pays transaction costs, such as commissions, when it buys and sells ETFs, a higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, in higher taxes. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example above, affect the Fund’s performance.

The use of leverage may magnify the effect of any decrease or increase in the value of the Fund’s portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Strategy Portfolio Concentration [Text]	To achieve the Fund’s investment objective, Tactical Rotation Management, the Fund’s investment sub-adviser (the “Sub-Adviser”) invests the Fund’s assets primarily in shares of a diversified portfolio of exchange-traded funds (“ETFs”) that track various indices or multiples thereof, sometimes referred to in this Prospectus as “Underlying ETFs.”